Subsequent Events (Details) - Subsequent [Member]	1 Months Ended
Mar. 24, 2022 shares
Subsequent Events (Details) [Line Items]
Grant total	36,900
Directors [Member]
Subsequent Events (Details) [Line Items]
Grant total	876,854